SUBSEQUENT EVENTS (Tables)	12 Months Ended
Jun. 30, 2024
SCHEDULE OF CONSOLIDATED ENTITY DISCLOSURE STATEMENT

Entity name	Entity type	Trustee, partner or JV participant	% of share capital	Place of incorporation	Australian or foreign resident	Jurisdiction of foreign resident
Genetic Technologies Corporation Pty Ltd	Body corporate	-	100%	Australia	Australia	n/a
Genetype Pty Ltd	Body corporate	-	100%	Australia	Australia	n/a
Gene Ventures Pty Ltd	Body corporate	-	100%	Australia	Australia	n/a
Genetype Corporation	Body corporate	-	100%	USA	Foreign	USA
Genetype, Inc	Body corporate	-	100%	USA	Foreign	USA
Genetype UK Limited	Body corporate	-	100%	United Kingdom	Foreign	United Kingdom
Helix Genetics Limited	Body corporate	-	100%	Malta	Foreign	Malta
Genetic Technologies HK Limited	Body corporate	-	100%	Hong Kong, SAR	Foreign	Hong Kong, SAR
Hainan Aocheng Gene Technology Co., Ltd	Body corporate	-	100%	China	Foreign	China